Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Derivative instruments	$ 7,021	$ 8,647
Taxation loss carryforwards and disallowed finance costs	44,823	48,440
Vessels and equipment	3,462	3,602
Capitalized interest	(2,184)	(2,261)
Gross deferred tax assets	53,122	58,428
Valuation allowance	(53,198)	$ (58,428)
Net deferred tax liabilities included in accrued liabilities	$ (76)